Other current operating liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 242.4	SFr 204.3
Accrued personnel expenses	23.5	39.6
Indirect taxes (VAT/GST) payables	54.6	55.7
Social security payables	16.1	8.8
Other payables	18.1	17.2
Other current operating liabilities	16.7	29.7
Other current operating liabilities	SFr 371.3	SFr 355.4